Credit Risk - Economic uncertainty adjustments and Other adjustments (Narrative) (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Loans and advances at amortised cost including debt securities
Disclosure of financial assets [line items]
Financial assets	£ (444,820)	£ (429,998)
Impairment allowance
Disclosure of financial assets [line items]
Financial assets	5,969	5,727
Impairment allowance | Loans and advances at amortised cost including debt securities
Disclosure of financial assets [line items]
Financial assets	5,536	5,311
Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	127	117
Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	3,436	3,329
Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Financial assets	1,417	1,326
Impairment allowance | Retail other
Disclosure of financial assets [line items]
Financial assets	536	517
Impairment allowance | Post-model adjustment
Disclosure of financial assets [line items]
Financial assets	66
Impairment allowance | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Financial assets	76	115
Impairment allowance | Economic uncertainty adjustments | Loans and advances at amortised cost including debt securities
Disclosure of financial assets [line items]
Financial assets	76	115
Impairment allowance | Economic uncertainty adjustments | Loans and advances
Disclosure of financial assets [line items]
Financial assets	74	114
Impairment allowance | Other adjustments
Disclosure of financial assets [line items]
Financial assets	213	254
Impairment allowance | Other adjustments | Loans and advances
Disclosure of financial assets [line items]
Financial assets	213	254
Impairment allowance | UK | Economic uncertainty adjustments | Loans and advances
Disclosure of financial assets [line items]
Financial assets	17	39
Impairment allowance | UK | Economic uncertainty adjustments | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
Impairment allowance | UK | Economic uncertainty adjustments | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	0	0
Impairment allowance | UK | Economic uncertainty adjustments | Corporate loans
Disclosure of financial assets [line items]
Financial assets	17	39
Impairment allowance | UK | Economic uncertainty adjustments | Corporate loans | Cross default risk
Disclosure of financial assets [line items]
Financial assets	17	39
Impairment allowance | UK | Economic uncertainty adjustments | Retail other
Disclosure of financial assets [line items]
Financial assets	0	0
Impairment allowance | UK | Other adjustments | Loans and advances
Disclosure of financial assets [line items]
Financial assets	150	153
Impairment allowance | UK | Other adjustments | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	4	15
Impairment allowance | UK | Other adjustments | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	0	0
Impairment allowance | UK | Other adjustments | Corporate loans
Disclosure of financial assets [line items]
Financial assets	49	53
Impairment allowance | UK | Other adjustments | Retail other
Disclosure of financial assets [line items]
Financial assets	97	85
Impairment allowance | Rest of the world | Economic uncertainty adjustments | Loans and advances
Disclosure of financial assets [line items]
Financial assets	57	75
Impairment allowance | Rest of the world | Economic uncertainty adjustments | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
Impairment allowance | Rest of the world | Economic uncertainty adjustments | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	0	31
Impairment allowance | Rest of the world | Economic uncertainty adjustments | Retail credit cards | Cross default risk
Disclosure of financial assets [line items]
Financial assets	0	31
Impairment allowance | Rest of the world | Economic uncertainty adjustments | Corporate loans
Disclosure of financial assets [line items]
Financial assets	57	44
Impairment allowance | Rest of the world | Economic uncertainty adjustments | Corporate loans | Cross default risk
Disclosure of financial assets [line items]
Financial assets	57	44
Impairment allowance | Rest of the world | Economic uncertainty adjustments | Retail other
Disclosure of financial assets [line items]
Financial assets	0	0
Impairment allowance | Rest of the world | Other adjustments | Loans and advances
Disclosure of financial assets [line items]
Financial assets	63	101
Impairment allowance | Rest of the world | Other adjustments | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	0	1
Impairment allowance | Rest of the world | Other adjustments | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	55	87
Impairment allowance | Rest of the world | Other adjustments | Corporate loans
Disclosure of financial assets [line items]
Financial assets	6	13
Impairment allowance | Rest of the world | Other adjustments | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 2	£ 0